Fortunatus Protactical New Opportunity Fund
FUND SUMMARY
Investment Objective:
The Fortunatus Protactical New Opportunity Fund (the “Fund”) seeks to provide long-term growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and the section entitled How to Purchase Shares in this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Fortunatus Protactical New Opportunity Fund	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	1.00%	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Fortunatus Protactical New Opportunity Fund		Class A	Class C	Class I
Management Fees		0.97%	0.97%	0.97%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses	[1]	0.76%	0.76%	0.76%
Acquired Fund Fees and Expenses	[1]	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses		2.23%	2.98%	1.98%
[1]	Based on estimated amounts for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Fortunatus Protactical New Opportunity Fund (USD $)	1 Year	3 Years
Class A	788	1,232
Class C	301	921
Class I	201	621

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund has not completed its first fiscal year as of the date of this Prospectus.

Principal Investment Strategies:

The Fund primarily invests in securities of companies with small market capitalizations. These companies have market capitalizations of $4 billion or less, as measured at the time of purchase. The principal investments of the Fund include exchange-traded funds (“ETFs”) and equity securities.

The Fund primarily invests in small cap stocks in the United States, Europe, Japan and emerging market countries. The Fund tactically manages its exposure to each of these geographic regions based on a proprietary trend analysis that attempts to limit portfolio volatility in down-trending markets (“downside volatility”) and downside loss. The Fund endeavors to use a systematic approach to limit its volatility over the long term. This approach attempts to add value to the Fund’s investments over full market cycles, as compared to a fully-invested approach.

Historically, small cap stocks in the United States and around the world have provided a return premium over larger capitalization stocks, but are typically associated with greater volatility. As a result, asset allocation portfolios generally under-allocate to small cap stocks. Making investing in small cap stocks a less volatile endeavor is one of the core tenets of the Fund.

In attempting to provide exposure to a broad group of small cap stocks while limiting portfolio volatility, the Fund will follow a systematic approach to determining allocations to individual securities within each geographic region. The Fund will track a custom index, the Fortunatus Protactical Global Small Cap Index (the “Custom Index”) that is comprised of approximately five Standard & Poor’s (“S&P”) small cap indices (each a “sub-index”). The Adviser provides the methodology for the Custom Index to S&P, which calculates the Custom Index daily. The Custom Index allocates assets among the sub-indices based on the Adviser’s proprietary trend analysis. This analysis reviews each sub- index, both individually and against other sub- indices, to identify favorable trends by using a proprietary algorithm based on the price and volatility of each sub-index and the strength of one sub-index compared to another. Based on this analysis, individual securities within the sub-indices that are showing a favorable trend against their peers will receive larger allocations. The Custom Index methodology and composition are evaluated by the Adviser annually, although the allocation to each sub-index may be changed at any time as a result of the Adviser’s trend analysis.

If all sub- indices of the Custom Index are in an unfavorable trend, the Fund may allocate any portion of its assets towards defensive positions, such as investment-grade fixed income instruments, cash or cash equivalent securities. The Fund may invest in investment-grade fixed income instruments of any maturity. While the Fund is in a defensive position, the opportunity to achieve upside return may be limited; however, the ability to be fully defensive is an integral part of achieving the Fund’s investment objective.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program but rather one component of a diversified investment portfolio. Many factors affect the Fund’s net asset value and performance.

• Market Risk. Overall equity market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

• Small Cap Risk. The risk that the value of securities issued by small-capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

• Exchange-Traded Funds (“ETFs”) Risk. ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks. ETFs are also subject to specific risks, depending on the nature of the fund.

• Foreign (Non-U.S.) Investment Risk. Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

• Currency Risk. The risk that foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar and adversely affect the value of the Fund’s investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies.

• Emerging Markets Risk. The risks associated with foreign (non-U.S.) investments may be more pronounced for investments in issuers in emerging market countries .

• Price Volatility Risk. To the extent the Fund invests in more volatile investments, its value may also go up or down rapidly or unpredictably. Price volatility can be caused by many factors, including changes in the economy or financial markets or for reasons specific to a particular issuer.

• Volatility Management Risk. The success of the Adviser’s volatility management strategy depends in part on the Adviser’s ability to effectively and efficiently manage the strategy for the Fund’s benefit by moving to defensive positions when all sub-indices of the Custom Index are in an unfavorable trend. There is no guarantee that the Adviser’s volatility management strategy will be successful . The Fund may also forgo gains or incur losses as a result of the implementation of this strategy in extremely low or extremely high volatility markets.

• Rules-Based Strategy Risk. A “rules-based” strategy is a methodology based on a systematic approach. Its investment performance may differ significantly from the performance of any index against which its performance may be compared.

• Fixed Income Securities Risk. When the Fund invests in fixed income securities , the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and may perform worse than the market as a whole.

• Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs.

• Limited History of Operations. The Fund has a limited history of operation. In addition, the adviser has not previously managed a mutual fund.

Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting www.fortunatusfunds.com or by calling 1-844-798-3646.